JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.6%
Aerospace & Defense — 1.1%
Moog, Inc., Class A	6	466
Parsons Corp. *	31	1,013
Vectrus, Inc. *	84	3,409

		4,888

Airlines — 0.6%
SkyWest, Inc.	44	2,507

Auto Components — 0.4%
Dana, Inc.	130	1,874
Modine Manufacturing Co. *	10	109

		1,983

Banks — 10.0%
Ameris Bancorp	19	775
Bancorp, Inc. (The) *	84	828
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	67	1,991
Cathay General Bancorp (a)	14	488
Central Valley Community Bancorp	5	109
Community Trust Bancorp, Inc.	2	102
ConnectOne Bancorp, Inc. (a)	42	932
Customers Bancorp, Inc. *	74	1,545
Enterprise Financial Services Corp.	3	113
Financial Institutions, Inc.	32	958
First BanCorp (Puerto Rico)	419	4,182
First Bank	8	87
First Business Financial Services, Inc.	8	196
First Choice Bancorp	2	46
First Community Bankshares, Inc.	6	186
First Hawaiian, Inc.	15	407
First Horizon National Corp.	271	4,395
Hancock Whitney Corp.	67	2,551
Hanmi Financial Corp.	59	1,101
IBERIABANK Corp.	39	2,948
Investors Bancorp, Inc.	398	4,517
Northeast Bank	7	156
Pacific Mercantile Bancorp *	8	63
Pacific Premier Bancorp, Inc. (a)	16	508
PacWest Bancorp	42	1,544
Popular, Inc. (Puerto Rico)	20	1,061
Shore Bancshares, Inc.	11	167
Sierra Bancorp	5	137
Signature Bank	23	2,796
Sterling Bancorp	44	891
TCF Financial Corp.	61	2,308
TriCo Bancshares	6	230
Umpqua Holdings Corp.	137	2,261
United Community Banks, Inc.	31	877
Wintrust Financial Corp.	33	2,138

		43,594

Biotechnology — 6.7%
Acorda Therapeutics, Inc. * (a)	17	48
Aduro Biotech, Inc. * (a)	320	339
Akebia Therapeutics, Inc. *	59	233
Alector, Inc. * (a)	57	828
AMAG Pharmaceuticals, Inc. * (a)	12	139
Amicus Therapeutics, Inc. *	100	802
AnaptysBio, Inc. *	11	381
Arrowhead Pharmaceuticals, Inc. * (a)	65	1,826
Assembly Biosciences, Inc. *	46	447
Atara Biotherapeutics, Inc. * (a)	9	126
Audentes Therapeutics, Inc. *	25	713
Bluebird Bio, Inc. * (a)	7	617
Blueprint Medicines Corp. * (a)	21	1,565
Bridgebio Pharma, Inc. * (a)	25	536
Catalyst Pharmaceuticals, Inc. *	210	1,113
Coherus Biosciences, Inc. * (a)	64	1,305
Concert Pharmaceuticals, Inc. *	33	194
Dicerna Pharmaceuticals, Inc. *	99	1,425
Esperion Therapeutics, Inc. * (a)	15	551
FibroGen, Inc. *	21	785
Gritstone Oncology, Inc. *	14	125
Heron Therapeutics, Inc. * (a)	44	810
Homology Medicines, Inc. * (a)	39	700
Immunomedics, Inc. * (a)	82	1,093
Insmed, Inc. * (a)	45	801
Jounce Therapeutics, Inc. *	41	135
Kura Oncology, Inc. *	6	89
Medicines Co. (The) * (a)	51	2,531
MeiraGTx Holdings plc *	35	551
Myriad Genetics, Inc. * (a)	86	2,465
Principia Biopharma, Inc. * (a)	2	42
Ra Pharmaceuticals, Inc. *	54	1,274
Radius Health, Inc. *	5	133
Rhythm Pharmaceuticals, Inc. * (a)	26	551
Sage Therapeutics, Inc. * (a)	5	708
Sarepta Therapeutics, Inc. * (a)	10	719
Sutro Biopharma, Inc. *	12	109
Syros Pharmaceuticals, Inc. * (a)	91	949
TCR2 Therapeutics, Inc. *	24	365
Twist Bioscience Corp. *	8	184
Xencor, Inc. * (a)	19	652
Y-mAbs Therapeutics, Inc. *	4	97

		29,056

Building Products — 1.5%
Builders FirstSource, Inc. *	191	3,928
CSW Industrials, Inc.	3	207
JELD-WEN Holding, Inc. *	15	284
Universal Forest Products, Inc.	58	2,294

		6,713

Capital Markets — 1.6%
BGC Partners, Inc., Class A	34	188
Blucora, Inc. * (a)	95	2,064
Brightsphere Investment Group, Inc.	116	1,151
Federated Investors, Inc., Class B	87	2,807
Houlihan Lokey, Inc.	14	639

		6,849

Chemicals — 1.8%
AdvanSix, Inc. *	22	561
FutureFuel Corp.	32	377
Koppers Holdings, Inc. *	14	421
Kraton Corp. *	33	1,081
PolyOne Corp.	25	806
Rayonier Advanced Materials, Inc.	9	40
Stepan Co.	21	2,004
Trinseo SA	55	2,347
Valhi, Inc.	29	55

		7,692

Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	106	3,857
ACCO Brands Corp.	271	2,673

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Herman Miller, Inc.	5	217
Kimball International, Inc., Class B	44	856
Knoll, Inc.	104	2,635
Quad/Graphics, Inc. (a)	51	541
RR Donnelley & Sons Co.	101	382
Steelcase, Inc., Class A	41	760
UniFirst Corp.	10	1,873

		13,794

Communications Equipment — 0.8%
Cambium Networks Corp. * (a)	120	1,161
Ciena Corp. *	41	1,597
Extreme Networks, Inc. *	79	573
Lumentum Holdings, Inc. *	2	126

		3,457

Construction & Engineering — 2.4%
Comfort Systems USA, Inc.	24	1,045
EMCOR Group, Inc.	61	5,255
Great Lakes Dredge & Dock Corp. *	196	2,045
MasTec, Inc. *	17	1,105
Sterling Construction Co., Inc. *	64	841

		10,291

Consumer Finance — 0.1%
Enova International, Inc. *	20	423

Containers & Packaging — 0.1%
Berry Global Group, Inc. *	5	210
Myers Industries, Inc.	21	372

		582

Distributors — 0.3%
Core-Mark Holding Co., Inc.	44	1,407

Diversified Consumer Services — 0.8%
American Public Education, Inc. *	14	306
K12, Inc. *	84	2,222
Strategic Education, Inc.	6	829

		3,357

Diversified Telecommunication Services — 0.1%
Ooma, Inc. *	53	556

Electric Utilities — 1.8%
IDACORP, Inc.	10	1,099
MGE Energy, Inc.	6	492
PNM Resources, Inc.	35	1,799
Portland General Electric Co.	52	2,932
Spark Energy, Inc., Class A	150	1,580

		7,902

Electrical Equipment — 1.6%
Atkore International Group, Inc. *	146	4,444
Encore Wire Corp.	14	787
Generac Holdings, Inc. *	20	1,534
Regal Beloit Corp.	6	446

		7,211

Electronic Equipment, Instruments & Components — 4.0%
Benchmark Electronics, Inc.	59	1,707
Fabrinet (Thailand) *	21	1,089
Insight Enterprises, Inc. *	27	1,507
KEMET Corp. (a)	81	1,478
Kimball Electronics, Inc. *	11	161
Methode Electronics, Inc.	82	2,761
Sanmina Corp. *	108	3,482
Tech Data Corp. *	36	3,757
Vishay Intertechnology, Inc. (a)	59	996
Vishay Precision Group, Inc. * (a)	16	540

		17,478

Energy Equipment & Services — 0.8%
FTS International, Inc. *	165	369
Matrix Service Co. *	45	766
Nine Energy Service, Inc. * (a)	35	217
ProPetro Holding Corp. * (a)	36	327
Select Energy Services, Inc., Class A *	201	1,742

		3,421

Equity Real Estate Investment Trusts (REITs) — 6.9%
American Assets Trust, Inc.	9	411
Americold Realty Trust	114	4,233
Armada Hoffler Properties, Inc.	139	2,521
Ashford Hospitality Trust, Inc.	18	59
Braemar Hotels & Resorts, Inc.	47	440
Chatham Lodging Trust (a)	16	289
City Office REIT, Inc.	28	403
CoreCivic, Inc.	77	1,327
CoreSite Realty Corp.	6	694
Cousins Properties, Inc.	43	1,604
DiamondRock Hospitality Co.	61	626
First Industrial Realty Trust, Inc.	76	2,995
Front Yard Residential Corp.	11	132
GEO Group, Inc. (The)	138	2,398
Getty Realty Corp.	21	667
Gladstone Commercial Corp.	46	1,072
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	37	1,085
Highwoods Properties, Inc.	5	218
Hudson Pacific Properties, Inc.	18	618
Jernigan Capital, Inc.	4	78
New Senior Investment Group, Inc.	185	1,237
Rexford Industrial Realty, Inc.	25	1,117
RLJ Lodging Trust	37	628
Saul Centers, Inc.	1	27
Sun Communities, Inc.	5	713
Sunstone Hotel Investors, Inc.	123	1,687
Terreno Realty Corp.	6	301
Urban Edge Properties	24	475
Xenia Hotels & Resorts, Inc.	101	2,134

		30,189

Food & Staples Retailing — 1.0%
Grocery Outlet Holding Corp. *	20	708
Performance Food Group Co. *	59	2,696
SpartanNash Co.	14	169
US Foods Holding Corp. *	16	655

		4,228

Food Products — 1.4%
Pilgrim’s Pride Corp. *	49	1,567
Sanderson Farms, Inc.	22	3,322
Simply Good Foods Co. (The) *	36	1,032
TreeHouse Foods, Inc. * (a)	4	247

		6,168

Gas Utilities — 1.1%
New Jersey Resources Corp. (a)	41	1,871
ONE Gas, Inc.	8	776
Southwest Gas Holdings, Inc.	22	2,016

		4,663

Health Care — 0.1%
Senior Housing Properties Trust, REIT	50	460

Health Care Equipment & Supplies — 3.0%
CONMED Corp.	6	555

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Globus Medical, Inc., Class A * (a)	10	490
Haemonetics Corp. *	37	4,604
Integer Holdings Corp. *	47	3,521
Masimo Corp. *	6	826
NuVasive, Inc. *	25	1,578
OraSure Technologies, Inc. * (a)	77	576
Tandem Diabetes Care, Inc. *	17	975

		13,125

Health Care Providers & Services — 4.8%
Addus HomeCare Corp. * (a)	12	949
Amedisys, Inc. *	6	770
American Renal Associates Holdings, Inc. * (a)	23	148
Cross Country Healthcare, Inc. *	151	1,555
Encompass Health Corp.	14	867
Ensign Group, Inc. (The)	92	4,341
Guardant Health, Inc. *	5	349
LHC Group, Inc. *	6	630
Magellan Health, Inc. *	35	2,149
Molina Healthcare, Inc. *	21	2,354
Owens & Minor, Inc.	337	1,959
RadNet, Inc. * (a)	53	756
Select Medical Holdings Corp. *	11	174
Tenet Healthcare Corp. * (a)	165	3,659
Triple-S Management Corp., Class B (Puerto Rico) *	17	231

		20,891

Health Care Technology — 0.1%
Livongo Health, Inc. * (a)	18	317

Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	24	459
Boyd Gaming Corp.	15	359
Marriott Vacations Worldwide Corp. (a)	13	1,318
Penn National Gaming, Inc. *	20	381
Red Robin Gourmet Burgers, Inc. * (a)	3	94

		2,611

Household Durables — 3.2%
Bassett Furniture Industries, Inc.	9	139
Hamilton Beach Brands Holding Co., Class A	6	95
Helen of Troy Ltd. *	3	486
Hooker Furniture Corp. (a)	14	294
KB Home	49	1,679
Lifetime Brands, Inc.	22	197
MDC Holdings, Inc.	48	2,055
Meritage Homes Corp. *	69	4,833
Taylor Morrison Home Corp., Class A *	154	4,007

		13,785

Household Products — 0.5%
Central Garden & Pet Co., Class A *	74	2,045

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp. * (a)	81	189
TerraForm Power, Inc., Class A	75	1,365
Vistra Energy Corp.	17	449

		2,003

Insurance — 0.3%
FedNat Holding Co.	19	265
Heritage Insurance Holdings, Inc.	6	88
National General Holdings Corp.	10	236
Selective Insurance Group, Inc.	7	495
Third Point Reinsurance Ltd. (Bermuda) *	18	176

		1,260

Internet & Direct Marketing Retail — 0.1%
Groupon, Inc. *	141	374

IT Services — 2.8%
Brightcove, Inc. *	42	436
KBR, Inc.	114	2,793
Limelight Networks, Inc. *	125	380
ManTech International Corp., Class A (a)	6	443
MAXIMUS, Inc.	4	286
NIC, Inc.	74	1,525
Perspecta, Inc.	151	3,946
Unisys Corp. *	193	1,435
Virtusa Corp. * (a)	22	797

		12,041

Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A * (a)	8	378
Adaptive Biotechnologies Corp. *	17	537
Personalis, Inc. *	21	304

		1,219

Machinery — 2.4%
Columbus McKinnon Corp.	33	1,216
Graham Corp.	8	165
Hillenbrand, Inc.	46	1,420
Hurco Cos., Inc.	11	339
Meritor, Inc. *	193	3,577
Park-Ohio Holdings Corp.	7	201
TriMas Corp. *	17	521
Wabash National Corp. (a)	224	3,248

		10,687

Media — 2.6%
Central European Media Enterprises Ltd., Class A (Czech Republic) *	73	327
Fluent, Inc. *	123	336
Gray Television, Inc. *	67	1,086
Liberty Latin America Ltd., Class A (Chile) *	172	2,931
Meredith Corp. (a)	42	1,554
Nexstar Media Group, Inc., Class A	19	1,980
Sinclair Broadcast Group, Inc., Class A	79	3,376

		11,590

Metals & Mining — 0.8%
Commercial Metals Co.	64	1,112
Ramaco Resources, Inc. *	23	88
Ryerson Holding Corp. *	24	205
Warrior Met Coal, Inc.	101	1,979

		3,384

Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc.	34	658
Ladder Capital Corp.	22	387
PennyMac Mortgage Investment Trust (a)	187	4,148
Redwood Trust, Inc. (a)	75	1,233

		6,426

Multi-Utilities — 0.2%
Black Hills Corp.	14	1,042

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oil, Gas & Consumable Fuels — 2.2%
Abraxas Petroleum Corp. *	223	113
Amplify Energy Corp.	54	336
Arch Coal, Inc., Class A (a)	14	1,035
CONSOL Energy, Inc. *	3	42
CVR Energy, Inc.	36	1,570
Delek US Holdings, Inc.	93	3,361
Denbury Resources, Inc. * (a)	492	585
Gulfport Energy Corp. *	135	365
Hallador Energy Co.	8	28
Peabody Energy Corp.	7	97
Renewable Energy Group, Inc. * (a)	61	916
REX American Resources Corp. *	1	58
W&T Offshore, Inc. *	219	956

		9,462

Paper & Forest Products — 1.4%
Boise Cascade Co.	64	2,102
Louisiana-Pacific Corp.	85	2,091
Schweitzer-Mauduit International, Inc.	54	2,020
Verso Corp., Class A *	7	83

		6,296

Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc. * (a)	47	50
Arvinas, Inc. *	1	23
Cara Therapeutics, Inc. * (a)	29	530
Dermira, Inc. * (a)	101	643
Horizon Therapeutics plc *	73	1,984
Lannett Co., Inc. * (a)	110	1,231
Menlo Therapeutics, Inc. *	94	421
Phibro Animal Health Corp., Class A	18	373
Revance Therapeutics, Inc. *	8	109
TherapeuticsMD, Inc. * (a)	169	614
WaVe Life Sciences Ltd. * (a)	39	799
Zynerba Pharmaceuticals, Inc. * (a)	78	587

		7,364

Professional Services — 2.2%
Acacia Research Corp. *	21	57
Barrett Business Services, Inc. (a)	44	3,937
CBIZ, Inc. *	52	1,213
CRA International, Inc.	8	346
Heidrick & Struggles International, Inc.	16	430
Kelly Services, Inc., Class A	5	112
Korn Ferry	10	391
TriNet Group, Inc. *	18	1,145
TrueBlue, Inc. *	85	1,791

		9,422

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	3	420

Road & Rail — 0.6%
ArcBest Corp.	68	2,068
Avis Budget Group, Inc. *	13	371
Covenant Transportation Group, Inc., Class A *	8	124

		2,563

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc. * (a)	23	1,296
Alpha & Omega Semiconductor Ltd. *	49	604
Cirrus Logic, Inc. *	52	2,793
Ichor Holdings Ltd. * (a)	36	882
Rambus, Inc. *	117	1,539
Rudolph Technologies, Inc. *	51	1,357
SMART Global Holdings, Inc. *	30	757
Ultra Clean Holdings, Inc. *	49	710

		9,938

Software — 2.2%
ACI Worldwide, Inc. *	33	1,024
Avaya Holdings Corp. *	29	296
Bottomline Technologies DE, Inc. *	10	402
Cloudflare, Inc., Class A *	10	184
Cornerstone OnDemand, Inc. * (a)	50	2,716
MicroStrategy, Inc., Class A *	5	705
Progress Software Corp.	83	3,163
SPS Commerce, Inc. *	13	614
SVMK, Inc. *	29	490

		9,594

Specialty Retail — 2.6%
Barnes & Noble Education, Inc. * (a)	177	551
Hibbett Sports, Inc. * (a)	69	1,580
Lithia Motors, Inc., Class A (a)	6	741
Office Depot, Inc.	1,505	2,642
Rent-A-Center, Inc.	178	4,587
Signet Jewelers Ltd. (a)	7	124
Zumiez, Inc. * (a)	33	1,033

		11,258

Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp. * (a)	36	5,246
Kontoor Brands, Inc.	13	453

		5,699

Thrifts & Mortgage Finance — 4.1%
Essent Group Ltd.	107	5,101
Flagstar Bancorp, Inc.	9	321
FS Bancorp, Inc.	3	154
HomeStreet, Inc. *	17	451
Luther Burbank Corp.	22	246
MGIC Investment Corp.	262	3,301
OceanFirst Financial Corp.	21	484
PennyMac Financial Services, Inc. * (a)	73	2,225
Radian Group, Inc.	107	2,446
Walker & Dunlop, Inc.	58	3,251

		17,980

Trading Companies & Distributors — 2.1%
Aircastle Ltd.	83	1,860
Applied Industrial Technologies, Inc.	15	845
BMC Stock Holdings, Inc. *	93	2,432
GMS, Inc. *	72	2,062
MRC Global, Inc. *	118	1,433
Rush Enterprises, Inc., Class A	6	235
Veritiv Corp. *	22	398

		9,265

Water Utilities — 0.0% (b)
Consolidated Water Co. Ltd. (Cayman Islands)	4	72

TOTAL COMMON STOCKS (Cost $390,331)		421,002

	No. of Warrants (000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc.
expiring 10/1/2019, price 10.75 USD * (Cost $ —)	2	—

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 4.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (c) (d) (Cost $19,602)	19,595	19,601

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (c) (d)	21,000	21,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	7,619	7,619

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $28,621)		28,619

Total Investments — 107.7% (Cost $438,554)		469,222
Liabilities in Excess of Other Assets — (7.7)%		(33,504)

Net Assets — 100.0%		435,718

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $27,581,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	181	12/2019	USD	13,793	(573)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$469,222	$—	(b)	$—	$469,222

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(573)	$—		$—	$(573)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 2 consists of a warrant.
(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$47,070	$19,830	$47,298	$— (c)	$(1)	$19,601	19,595	$111	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	25,006	17,999	22,000	(2)	(3)	21,000	21,000	149	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	7,388	47,013	46,782	—	—	7,619	7,619	40	—

Total	$79,464	$84,842	$116,080	$(2)	$(4)	$48,220		$300	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than one thousand.